Cover	Feb. 25, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2025
Entity Registrant Name	BLUE OWL CREDIT INCOME CORP.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01369
Entity Tax Identification Number	85-1187564
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001812554